PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Additions in respect of interest capitalized in property, plant and equipment (note 8)	¥ 2,495		¥ 1,430	¥ 1,385
Impairment loss recognized on Long Lake project	8,639		10,768	2,358
Exploration expenses	6,881	$ 1,058	7,359	9,900
Depreciation, depletion and amortization charge	¥ 60,802		¥ 68,303	72,293
Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for value in use calculations after tax	12.00%	12.00%	11.00%
Derived pre-tax discount rate	15.00%	15.00%	11.00%
Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for value in use calculations after tax	8.00%	8.00%	8.00%
Derived pre-tax discount rate	8.00%	8.00%	9.00%
Long Lake project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized on Long Lake project			¥ 7,358
Estimated recoverable amount					¥ 33,902
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year in respect of a depreciation charge on dismantlement cost capitalized in oil and gas properties	¥ 636		¥ 1,609	¥ 3,465
Oil and gas properties [member] | North America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration expenses	71
Depreciation, depletion and amortization charge	¥ 1,588